FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Derivative [Line Items]
Total derivative instruments - short-term assets	$ 0	$ 520
Total derivative instruments - long-term assets	3,406	3,479
Total derivative instruments - short-term liabilities	1,572	6,067
Total derivative instruments - long-term liabilities	32,712	20,579
Designated as Hedging Instrument | Interest Rate Swap
Derivative [Line Items]
Total derivative instruments - short-term assets	0	520
Total derivative instruments - long-term assets	0	377
Total derivative instruments - short-term liabilities	703	6,067
Total derivative instruments - long-term liabilities	7,926	5,477
Designated as Hedging Instrument | Cross Currency Interest Rate Contract
Derivative [Line Items]
Total derivative instruments - long-term assets	28	189
Total derivative instruments - long-term liabilities	3,006	2,105
Designated as Hedging Instrument | Cross Currency Swaps
Derivative [Line Items]
Total derivative instruments - long-term assets	3,373	0
Total derivative instruments - long-term liabilities	8,301	11,049
Not Designated as Hedging Instrument | Interest Rate Swap
Derivative [Line Items]
Total derivative instruments - long-term assets	0	2,913
Total derivative instruments - short-term liabilities	869	0
Total derivative instruments - long-term liabilities	13,479	1,948
Not Designated as Hedging Instrument | Cross Currency Swaps
Derivative [Line Items]
Total derivative instruments - long-term assets	$ 5	$ 0